SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

 Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche CROCI ® Equity Dividend Fund

Deutsche CROCI ® Sector Opportunities Fund

Deutsche CROCI ® U.S. Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Fixed Income Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Floating Rate Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Infrastructure Fund

Deutsche Global Macro Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Gold & Precious Metals Fund

Deutsche Health and Wellness Fund

Deutsche High Conviction Global Bond Fund

Deutsche High Income Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche Latin America Equity Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Multisector Income Fund

Deutsche Real Assets Fund

Deutsche Real Estate Securities Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Short Duration Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Small Cap Value Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche Total Return Bond Fund

Deutsche U.S. Bond Index Fund

Deutsche World Dividend Fund

The following disclosure is added to “Appendix B - Sales Charge Waivers and Discounts Available Through Intermediaries” in each fund’s prospectus.

Class A Waivers Applicable to Purchase Through LPL Financial

Effective December 1, 2017, for those accounts where LPL Financial is listed as the broker dealer, the Class A sales charge waivers listed under “Class A NAV Sales” in the “Choosing a Share Class” sub-section of the “Investing in the Funds” section of the prospectus apply, except that the Class A sales charge waiver number (12) (relating to purchases of Class A shares by employer-sponsored retirement plans) is replaced with the following waiver:

Class A shares may be purchased without a sales charge by group retirement plans, which are employer-sponsored retirement plans, deferred compensation plans, employee benefit plans (including health savings accounts) and trusts used to fund those plans.

To satisfy eligibility requirements, the plan must be a group retirement plan (more than one participant), the shares cannot be held in a commission-based brokerage account at LPL Financial, and

■	the shares must be held at a plan level or
■	the shares must be held through an omnibus account of a retirement plan record-keeper.

Group retirement plans include group employer-sponsored 401(k) plans, employer-sponsored 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, and non-qualified deferred compensation plans. Traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans do not qualify under this waiver.

LPL Financial is responsible for the implementation of this waiver on its platform.

Please Retain This Supplement for Future Reference

December 1, 2017

PROSTKR-971